Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate (Details)		2 Months Ended		3 Months Ended
	Aug. 16, 2022	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation of the Federal Income Tax Rate [Abstract]
Statutory federal income tax rate		21.00%	21.00%
State Taxes (Net of Federal Benefit)		5.02%	2.86%
Permanent Differences		(1.60%)	(8.11%)
Exchange of Class B units for Class A common stock		3.24%
Change in valuation allowance			5.02%
Other		(0.01%)	0.19%
Income tax provision	1.00%	27.65%	20.97%	31.00%	20.00%